Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 06, 2019	Jun. 30, 2018
Document Information [Line Items]
Entity Registrant Name	Middlefield Banc Corp.
Entity Central Index Key	0000836147
Trading Symbol	mbcn
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Common Stock, Shares Outstanding (in shares)		3,632,828
Entity Public Float			$ 163.8
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Shell Company	false